Discontinued operations and assets and liabilities held for sale	12 Months Ended
Mar. 31, 2021
Discontinued operations and assets and liabilities held for sale
Discontinued operations and assets and liabilities held for sale

 7. Discontinued operations and assets and liabilities held for sale

The Group classifies certain of its assets that it expects to dispose as either discontinued operations or as held for sale.

The Group classifies non-current assets and assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale; this also applies in respect of assets held by equity accounted associates and joint ventures.

Where operations constitute a separately reportable segment (see note 2 “Revenue disaggregation and segmental analysis”) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Group consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

Discontinued operations

On 20 March 2017, Vodafone announced the agreement to combine its subsidiary, Vodafone India Limited (excluding its 42% stake in Indus Towers Limited), with Idea Cellular in India. Consequently, Vodafone India Limited has been accounted for as a discontinued operation for the period up to 31 August 2018, the date the transaction completed, the results of which are detailed below.

Income statement and segment analysis of discontinued operations

	2021	2020	20191
	€m	€m	€m
Revenue	0	—	1,561
Cost of sales	0	—	(1,185)
Gross profit	0	—	376
Selling and distribution expenses	0	—	(92)
Administrative expenses	0	—	(134)
Operating profit	0	—	150
Financing costs	0	—	(321)
Loss before taxation	0	—	(171)
Income tax credit	0	—	56
Loss after tax of discontinued operations	0	—	(115)
Loss on sale of disposal group	0	—	(3,420)
Loss for the financial year from discontinued operations	0	—	(3,535)

Loss per share from discontinued operations

	2021	2020	2019
	eurocents	eurocents	eurocents
– Basic	0	—	(12.80)	c
– Diluted	0	—	(12.80)	c

Total comprehensive expense for the financial year from discontinued operations

	2021	2020	2019
	€m	€m	€m
Attributable to owners of the parent	0	—	(3,535)

Note:

1	Results for the five months ended 31 August 2018 when the transaction completed.

Assets and liabilities held for sale

Assets and liabilities held for sale at 31 March 2021 comprise the Group’s 28.1% interest in Indus Towers. The Group’s interest in Indus Towers has been provided as security against both certain bank borrowings (see note 21 “Borrowings”) and partly to the pledges provided to the new Indus Towers entity under the terms of the merger between erstwhile Indus Towers and Bharti Infratel (see note 29 “Contingent liabilities and legal proceedings”).

Assets and liabilities held for sale at 31 March 2020 comprised a 24.95% interest in Vodafone Hutchison Australia Pty Limited (‘VHA’) and the Group’s 55% interest in Vodafone Egypt. On 26 June 2020, VHA and TPG Telecom Limited completed their merger (see note 12 “Investments in associates and joint arrangements” for further details). On 21 December 2020, the Group announced that its discussions with Saudi Telecom Company had ended. Consequently, the prior year comparatives in the consolidated statement of financial position have been re-presented to reflect that Vodafone Egypt is no longer held for sale. There is no net impact on either Total assets or Total equity and liabilities, although certain line items have been re-presented, as detailed below.

Assets and liabilities held for sale and the impact of the reclassification of Vodafone Egypt

The table below discloses the impacted line items only. The consolidated statement of financial position is on page 122 and has not been reproduced below in its entirety.

		As previously	Impact of Egypt
		presented	reclassification	Re-presented
	2021	2020	2020	2020
	€m	€m	€m	€m
Non-current assets
Goodwill	0	107	(107)	—
Other intangible assets	0	379	(379)	—
Property, plant and equipment	0	916	(916)	—
Investments in associates and joint ventures	1,257	(412)	—	(412)
Trade and other receivables	0	15	(15)	—
	1,257	1,005	(1,417)	(412)
Current assets
Inventory	0	13	(13)	—
Taxation recoverable	0	3	(3)	—
Trade and other receivables	0	313	(313)	—
Cash and cash equivalents	0	273	(273)	—
	0	602	(602)	—
Assets held for sale	1,257	1,607	(2,019)	(412)

Non-current liabilities
Borrowings	0	57	(57)	—
Deferred tax liabilities	0	60	(60)	—
Provisions	0	5	(5)	—
	0	122	(122)	—
Current liabilities
Borrowings	0	150	(150)	—
Taxation liabilities	0	116	(116)	—
Provisions	0	29	(29)	—
Trade and other payables	0	634	(634)	—
	0	929	(929)	—

Liabilities held for sale	0	1,051	(1,051)	—